SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Apr. 08, 2025	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends declared, per share	$ 0.19
Cash dividends	$ 1,300
Options exercised		1,584
Share-based compensation		$ 270	$ 286
Unrecognized compensation costs		$ 1,132
Unrecognized compensation costs, period		4 years
Exercise price per share		$ 10.07
2018 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable period		10 years
Options exercised		374,475
Share-based compensation		$ 270	$ 286
Exercise price per share		$ 8.21